Warrants Issued in Conjunction with Convertible Notes (Detail) - $ / shares	Dec. 31, 2015	Dec. 31, 2009
Class of Warrant or Right [Line Items]
Exercise Price		$ 19.50
Tranche I
Class of Warrant or Right [Line Items]
Principle Amount	5,000,000
Exercise Price	$ 1.5
Tranche A
Class of Warrant or Right [Line Items]
Principle Amount	2,750,000
Exercise Price	$ 2.6
Tranche B
Class of Warrant or Right [Line Items]
Principle Amount	1,650,000
Exercise Price	$ 5.2
Tranche C
Class of Warrant or Right [Line Items]
Principle Amount	550,000
Exercise Price	$ 7.8